Financial Instruments	6 Months Ended
Jun. 30, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Financial Instruments
31. FINANCIAL INSTRUMENTS
a) Measurement basis of financial assets and liabilities
Financial assets and financial liabilities are measured on an ongoing basis either at fair value or at amortised cost. Note 1 to the Consolidated Financial Statements in the 2021 Annual Report describes how the classes of financial instruments are measured, and how income and expenses, including fair value gains and losses, are recognised.
Disclosures relating to fair value measurement and hierarchy, valuation techniques and the control framework and related aspects pertaining to financial instruments at fair value are included in the 2021 Annual Report. Valuation, sensitivity methodologies and inputs at 30 June 2022 are consistent with those described in Note 40 to the Consolidated Financial Statements in the 2021 Annual Report. Details regarding fair value measurement under a valuation technique of groups of financial assets and liabilities with offsetting positions in market risks or credit risks, on the basis of net exposure using the exception under IFRS 13, can be found in Note 40(b) to the Consolidated Financial Statements in the 2021 Annual Report.
b) Fair values of financial instruments carried at amortised cost
The following tables analyse the fair value of the financial instruments carried at amortised cost at 30 June 2022 and 31 December 2021. It does not include fair value information for financial assets and financial liabilities carried at amortised cost if the carrying amount is a reasonable approximation of fair value. Details of the valuation methodology of the financial assets and financial liabilities carried at amortised cost can be found in Note 40(e) to the Consolidated Financial Statements in the 2021 Annual Report.

				30 June 2022					31 December 2021
		Fair value			Carrying			Fair value		Carrying
	Level 1	Level 2	Level 3	Fair value	value	Level 1	Level 2	Level 3	Fair value	value
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Loans and advances to customers	—	—	215,234	215,234	217,012	—	—	212,811	212,811	210,094
Loans and advances to banks	—	793	—	793	793	—	1,169	—	1,169	1,169
Reverse repurchase agreements - non trading	—	8,785	—	8,785	8,793	—	12,453	226	12,679	12,683
Other financial assets at amortised cost	151	—	—	151	156	164	348	—	512	506
	151	9,578	215,234	224,963	226,754	164	13,970	213,037	227,171	224,452
Liabilities
Deposits by customers	—	210	189,516	189,726	189,729	—	48	192,898	192,946	192,926
Deposits by banks	—	35,012	63	35,075	35,182	—	33,770	85	33,855	33,855
Repurchase agreements - non trading	—	6,910	—	6,910	6,910	—	11,718	—	11,718	11,718
Debt securities in issue	2,349	22,569	4,622	29,540	29,521	963	23,926	1,218	26,107	25,520
Subordinated liabilities	19	2,610	—	2,629	2,335	37	2,350	238	2,625	2,228
	2,368	67,311	194,201	263,880	263,677	1,000	71,812	194,439	267,251	266,247
c) Fair values of financial instruments measured at fair value
The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 30 June 2022 and 31 December 2021, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

		30 June 2022				31 December 2021
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	—	1,909	—	1,909	—	1,193	1	1,194	A
	Interest rate contracts	—	2,002	2	2,004	—	1,547	—	1,547	A & C
	Equity and credit contracts	—	102	39	141	—	116	45	161	B & D
	Netting	—	(1,783)	—	(1,783)	—	(1,221)	—	(1,221)
		—	2,230	41	2,271	—	1,635	46	1,681
Other financial assets at FVTPL	Loans and advances to customers	—	—	60	60	—	—	74	74	A
	Debt securities	—	—	95	95	—	—	111	111	A, B & D
		—	—	155	155	—	—	185	185
Financial assets at FVOCI	Debt securities	4,894	—	—	4,894	5,833	—	—	5,833	D
	Loans and advances to customers	—	—	19	19	—	—	18	18	D
		4,894	—	19	4,913	5,833	—	18	5,851
Total assets at fair value		4,894	2,230	215	7,339	5,833	1,635	249	7,717

Liabilities
Derivative financial instruments	Exchange rate contracts	—	427	—	427	—	506	—	506	A
	Interest rate contracts	—	2,038	3	2,041	—	1,436	2	1,438	A & C
	Equity and credit contracts	—	22	13	35	—	24	30	54	B & D
	Netting	—	(1,783)	—	(1,783)	—	(1,221)	—	(1,221)
		—	704	16	720	—	745	32	777
Other financial liabilities at FVTPL	Debt securities in issue	—	463	3	466	—	555	5	560	A
	Structured deposits	—	346	—	346	—	223	—	223	A
	Collateral and associated financial guarantees	—	15	—	15	—	19	1	20	D
		—	824	3	827	—	797	6	803
Total liabilities at fair value		—	1,528	19	1,547	—	1,542	38	1,580
Transfers between levels of the fair value hierarchy
In H122 there were no significant (H121: no significant) transfers of financial instruments between levels of the fair value hierarchy.
d) Valuation techniques
The main valuation techniques employed in internal models to measure the fair value of the financial instruments are disclosed in Note 40(c) to the Consolidated Financial Statements in the 2021 Annual Report. The Santander UK group did not make any material changes to the valuation techniques and internal models it used in H122.
e) Fair value adjustments
The internal models incorporate assumptions that Santander UK believes would be made by a market participant to establish fair value. Fair value adjustments are adopted when Santander UK considers that there are additional factors that would be considered by a market participant that are not incorporated in the valuation model.
Santander UK classifies fair value adjustments as either ‘risk-related’ or ‘model-related’. The fair value adjustments form part of the portfolio fair value and are included in the balance sheet values of the product types to which they have been applied. The magnitude and types of fair value adjustment are listed in the following table:

	30 June 2022	31 December 2021
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	(15)	(9)
- Uncertainty	15	20
- Credit risk adjustment	6	6
- Funding fair value adjustment	4	3
	10	20
Risk-related adjustments
Risk-related adjustments are driven, in part, by the magnitude of Santander UK’s market or credit risk exposure, and by external market factors, such as the size of market spreads. For more details, see ‘Risk-related adjustments’ in Note 40(g) to the Consolidated Financial Statements in the 2021 Annual Report.
f) Internal models based on information other than market data (Level 3)
Valuation techniques
There have been no significant changes to the valuation techniques as set out in Note 40(h) to the Consolidated Financial Statements in the 2021 Annual Report.
Reconciliation of fair value measurement in Level 3 of the fair value hierarchy
The following table sets out the movements in Level 3 financial instruments in H122:

	Assets				Liabilities
	Derivatives	Other financial assets at FVTPL	Financial assets at FVOCI	Total	Derivatives	Other financial liabilities at FVTPL	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	46	185	18	249	(32)	(6)	(38)
Total (losses)/gains recognised:
Fair value movements(2)	(2)	(18)	1	(19)	—	5	5
Transfers in	—	—	—	—	(2)	—	(2)
Netting(1)	—	—	—	—	—	(4)	(4)
Settlements	(3)	(12)	—	(15)	18	2	20
At 30 June 2022	41	155	19	215	(16)	(3)	(19)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period(2)	(2)	(18)	1	(19)	—	5	5
(1)This relates to the effect of netting on the fair value of the credit linked notes due to a legal right of set-off between the principal amounts of the senior notes and the associated cash deposits. For more, see ‘ii) Credit protection entities’ in Note 19 to the Consolidated Financial Statements in the 2021 Annual Report.
(2)Fair value movements relating to derivatives and other financial assets at FVTPL are recognised in other operating income in the income statement. Fair value movements relating to financial assets at FVOCI are recognised in the movement in fair value reserve (debt instruments).
Effect of changes in significant unobservable assumptions to reasonably possible alternatives (Level 3)
There has been no significant change to the unobservable inputs and sensitivities used in Level 3 fair values as set out in Note 40(h) to the Consolidated Financial Statements in the 2021 Annual Report.